Expense Example, No Redemption - Angel Oak Total Return ETF - Angel Oak Total Return ETF Class	Oct. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 45
Expense Example, No Redemption, 3 Years	$ 174